Marketable Securities - Trading Securities Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 05, 2016 USD ($) unit $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Securities, Available-for-sale [Line Items]
Loss on trading securities		$ 144	$ 665	$ (356)
MedoveX common shares and warrants
Debt Securities, Available-for-sale [Line Items]
Loss on trading securities		$ 100	$ 700
MedoveX | Unit purchase agreement
Debt Securities, Available-for-sale [Line Items]
Number of units purchased | unit	3
Payment for purchase of units	$ 750
Aggregate purchase price of common stock warrants	$ 250
Common stock agreed to issue and sell (in shares) | shares	208,333
Warrants to purchase common stock (in shares) | shares	104,167
Warrant exercise price per share (USD per share) | $ / shares	$ 1.52
Warrant exercisable period	5 years